SCHEDULE OF SHARE OPTION ACTIVITY (Details) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares Outstanding, Balance		37,318,139	26,656,618		18,513,407
Weighted-average exercise price Outstanding, Balance		$ 0.24	$ 0.48		$ 0.75
Weighted average remaining contractual term		3 years 7 months 6 days	7 years 8 months 1 day		6 years 9 months 29 days	6 years 3 days
Aggregate intrinsic value		$ 8,898,370	$ 9,585,960		$ 2,405,170
Weighted average fair value of options Outstanding, Balance		$ 0.44	$ 0.88		$ 1.23
Number of shares, Granted		10,544,400	22,064,611		10,429,567
Weighted-average exercise price, Granted	[1]	$ (0)	$ (0)		$ (0)
Weighted average fair value of options, Granted		$ 0.01	$ 0.04		$ 0.13
Number of shares, Forfeited		(2,078,339)	(4,522,500)		(1,353,071)
Weighted-average exercise price, Forfeited		$ 0.90	$ 0.86		$ 0.81
Weighted average fair value of options, Forfeited		$ 1.68	$ 1.81		$ 0.33
Number of shares, Exercised		(14,181,600)	(6,880,590)		(933,285)
Weighted-average exercise price, Exercised		$ (0) [1]	$ (0)	[1]	$ 0.01
Weighted average fair value of options, Exercised		$ 0.04	$ 0.11		$ 0.34
Number of shares Outstanding, Balance		31,602,600	37,318,139		26,656,618	18,513,407
Weighted-average exercise price Outstanding, Balance		$ 0.21	$ 0.24		$ 0.48	$ 0.75
Aggregate intrinsic value		$ 14,336,670	$ 8,898,370		$ 9,585,960	$ 2,405,170
Weighted average fair value of options Outstanding, Balance		$ 0.38	$ 0.44		$ 0.88	$ 1.23
Number of shares,, Vested and expected to vest		31,602,600
Weighted-average exercise price outstanding, Vested and expected to vest		$ 0.21
Weighted average remaining contractual term vested and expected to vest		3 years 7 months 6 days
Aggregate intrinsic value, Vested and expected to vest		$ 14,336,670
Weighted average fair value of options, Vested and expected to vest		$ 0.38
Number of shares, Exercisable		31,602,600
Weighted-average exercise price outstanding, Exercisable		$ 0.21
Weighted average remaining contractual term exercisable		3 years 7 months 6 days
Aggregate intrinsic value exercisable		$ 14,336,670
Weighted average fair value of options, Exercisable		$ 0.38

[1]	Less than 0.01